SUPPLEMENT DATED OCTOBER 5, 2015
to

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2015
FOR PRIME VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I

The following changes are made to the Prospectus and Statement of Additional Information listed above.

The Service Office overnight mailing address is:

Delaware Life Insurance Company
Mail Zone 581
5801 S.W. 6th Avenue
Topeka, KS 66636

The Company address is changed to:

Delaware Life Insurance Company
1601 Trapelo Road, Suite 30
Waltham, MA 02451

The address for Clarendon Insurance Agency, Inc. is changed to:

1601 Trapelo Road, Suite 30
Waltham, MA 02451

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.